Investments in and Advances to Equity Accounted Investments - Summary of the Company’s Financial Information for Equity Accounted Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Accounted Investments [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	$ 169,631	$ 234,398	$ 104,096
Income from operations	62,998	112,542	19,259
Realized and unrealized loss on derivative instruments	(244)	(689)	(831)
Net income	39,536	85,647	$ 7,552
Equity Accounted Investments [Member] | Other current assets [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	18,760	196,994
Equity Accounted Investments [Member] | Other non-current assets [Member]
Schedule of Equity Method Investments [Line Items]
Non current assets	20,558	25,304
Equity Accounted Investments [Member] | Other current liabilities [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	10,442	20,790
Equity Accounted Investments [Member] | Other non-current liabilities [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	25,540	30,407
Equity Accounted Investments [Member] | Vessels and equipment [Member]
Schedule of Equity Method Investments [Line Items]
Non current assets	815,961	855,217
Equity Accounted Investments [Member] | Cash and cash equivalents [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	38,987	49,473
Short-term Debt [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	43,677	149,301
Long-term Debt [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 367,201	$ 485,627